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                                                  (RIVERSOURCE INVESTMENTS LOGO)

                  PROSPECTUS SUPPLEMENT DATED MARCH 31, 2008*

                               FUND NAME (PROSPECTUS DATE)                                     FORM #
                               ---------------------------                                     ------
RiverSource Aggressive Growth Fund (July 30, 2007)                                          S-6260-99 H
RiverSource Fundamental Value Fund (July 30, 2007)                                          S-6236-99 K
RiverSource International Aggressive Growth Fund (Dec. 28, 2007)                            S-6243-99 L
RiverSource International Select Value Fund (Dec. 28, 2007)                                 S-6242-99 L
RiverSource International Small Cap Fund (Dec. 28, 2007                                     S-6258-99 J
RiverSource Select Value Fund (July 30, 2007)                                               S-6240-99 J
RiverSource Small Cap Equity Fund (July 30, 2007)                                           S-6237-99 K
RiverSource Small Cap Growth Fund (May 30, 2007)                                            S-6301-99 K
RiverSource Small Cap Value Fund (July 30, 2007)                                            S-6239-99 K

As of March 31, 2008, the Fund changed its name as indicated in the chart below:

--------------------------------------------------------------------------------

             FUND NAME PRIOR TO MARCH 31, 2008:                             FUND NAME AS OF MARCH 31, 2008:
--------------------------------------------------------------------------------------------------------------------------
  RiverSource Aggressive Growth Fund                            RiverSource Partners Aggressive Growth Fund
--------------------------------------------------------------------------------------------------------------------------
  RiverSource Fundamental Value Fund                            RiverSource Partners Fundamental Value Fund
--------------------------------------------------------------------------------------------------------------------------
  RiverSource International Aggressive Growth Fund              RiverSource Partners International Select Growth Fund
--------------------------------------------------------------------------------------------------------------------------
  RiverSource International Select Value Fund                   RiverSource Partners International Select Value Fund
--------------------------------------------------------------------------------------------------------------------------
  RiverSource International Small Cap Fund                      RiverSource Partners International Small Cap Fund
--------------------------------------------------------------------------------------------------------------------------
  RiverSource Select Value Fund                                 RiverSource Partners Select Value Fund
--------------------------------------------------------------------------------------------------------------------------
  RiverSource Small Cap Equity Fund                             RiverSource Partners Small Cap Equity Fund
--------------------------------------------------------------------------------------------------------------------------
  RiverSource Small Cap Growth Fund                             RiverSource Partners Small Cap Growth Fund
--------------------------------------------------------------------------------------------------------------------------
  RiverSource Small Cap Value Fund                              RiverSource Partners Small Cap Value Fund
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
S-6243-8 A (3/08)
* Valid until next prospectus update.